CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beneficial conversion feature	$ 336,300	$ 0
Interest expense	$ 109,810	$ 81,057
Rate of interest	8.00%
A Related Party [Member]
Convertible promissory note	$ 200,000
Several Investors [Member]
Convertible promissory note	1,050,000
Beneficial conversion feature	336,300
Interest expense	$ 20,582
Rate of interest	8.00%
Price per share	$ 0.40
Discount rate	25.00%